SUPPLEMENT TO THE PROSPECTUS OF
EVERGREEN SELECT FIXED INCOME FUNDS (the "Funds")

Evergreen  Select Adjustable  Rate  Fund
Evergreen  Select Intermediate  Term Municipal   Bond  Fund
Evergreen  Select Core  Bond  Fund
Evergreen  Select International  Bond Fund
Evergreen  Select Fixed Income Fund
Evergreen  Select Limited  Duration Fund
Evergreen  Select Income Plus Fund
Evergreen  Select Total Return Bond Fund

The Institutional share and Institutional Service share prospectus of the Funds dated February 1, 1999, is revised as follows:

     1. The following sentence is added to the end of the first paragraph under the heading How To Choose The Share Class That Best Suits You:

Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates).

2. Expenses of the Funds are revised as follows:

Select Core Bond Fund:
    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                              Total Fund
                        Management       12b-1     Other      Operating
                        Fees             Fees      Expenses   Expenses++

Institutional           0.40%            0.00%     0.14%      0.54%
Institutional Service   0.40%            0.25%     0.14%      0.79%

++ Actual for the fiscal period ended 9/30/98.

Including current fee waivers and expense reimbursements, total operating expenses for the Institutional shares would be 0.42% and Institutional Service shares would be 0.68%.

Example of Fund Expenses
                    Institutional   Institutional Service
After 1 year            $55                $81
After 3 years          $173               $252
After 5 years          $302               $439
After 10 years         $677               $978

Select Fixed Income Fund:
    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                               Total Fund
                       Management      12b-1      Other        Operating
                       Fees            Fees       Expenses     Expenses++
Institutional          0.50%           0.00%      0.13%        0.63%
Institutional Service  0.50%           0.25%      0.14%        0.89%

++ Actual for the fiscal period ended 9/30/98.

Including current fee waivers and expense reimbursements, total operating expenses for the Institutional shares would be 0.52% and Institutional Service shares would be 0.77%.

Example of Fund Expenses
                     Institutional   Institutional Service
After 1 year             $64                 $91
After 3 years           $202                $284
After 5 years           $351                $493
After 10 years          $785              $1,096

Select Income Plus Fund:
    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                               Total Fund
                       Management      12b-1      Other        Operating
                       Fees            Fees       Expenses     Expenses++
Institutional          0.50%           0.00%      0.11%        0.61%
Institutional Service  0.50%           0.25%      0.11%        0.86%

++Restated for the fiscal period ended 9/30/98.

Including current fee waivers and expense reimbursements, total operating expenses for the Institutional shares would be 0.51% and Institutional Service shares would be 0.76%.

Example of Fund Expenses
                   Institutional   Institutional Service
After 1 year            $62               $88
After 3 years          $195              $274
After 5 years          $340              $477
After 10 years         $761            $1,061

Select Intermediate Term Municipal Bond Fund:
    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                               Total Fund
                       Management      12b-1      Other        Operating
                       Fees            Fees       Expenses     Expenses++
Institutional          0.60%           0.00%      0.12%        0.72%
Institutional Service  0.60%           0.25%      0.12%        0.97%

++Restated for the fiscal period ended 9/30/98.

Including current fee waivers and expense reimbursements, total operating expenses for the Institutional shares would be 0.62% and Institutional Service shares would be 0.87%.

Example of Fund Expenses
                   Institutional   Institutional Service
After 1 year            $74               $99
After 3 years          $230              $309
After 5 years          $401              $420
After 10 years       $1,000            $1,190

Select International Bond Fund:
    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                               Total Fund
                       Management      12b-1      Other        Operating
                       Fees            Fees       Expenses     Expenses++
Institutional          0.60%           0.00%      0.62%        1.22%
Institutional Service  0.60%           0.25%      0.61%        1.46%

++ Actual for the fiscal period ended 9/30/98.

Including current fee waivers and expense reimbursements, total operating expenses for the Institutional shares would be 0.76% and Institutional Service shares would be 1.00%.

Example of Fund Expenses
                   Institutional   Institutional Service
After 1 year           $124               $149
After 3 years          $387               $462
After 5 years          $670               $797
After 10 years       $1,476             $1,746

March 15, 1999